WASATCH FUNDS TRUST

Supplement dated September 14, 2023 to the

Statement of Additional Information dated January 31, 2023

	Investor Class	Institutional Class
Wasatch Core Growth Fund®	WGROX	WIGRX
Wasatch Emerging India Fund ®	WAINX	WIINX
Wasatch Emerging Markets Select Fund®	WAESX	WIESX
Wasatch Emerging Markets Small Cap Fund®	WAEMX	WIEMX
Wasatch Frontier Emerging Small Countries Fund®	WAFMX	WIFMX
Wasatch Global Opportunities Fund®	WAGOX	WIGOX
Wasatch Global Select Fund®	WAGSX	WGGSX
Wasatch Global Value Fund®	FMIEX	WILCX
Wasatch Greater China Fund®	WAGCX	WGGCX
Wasatch International Growth Fund®	WAIGX	WIIGX
Wasatch International Opportunities Fund®	WAIOX	WIIOX
Wasatch International Select Fund®	WAISX	WGISX
Wasatch Long/Short Alpha FundTM	WALSX	WGLSX
Wasatch Micro Cap Fund®	WMICX	WGICX
Wasatch Micro Cap Value Fund®	WAMVX	WGMVX
Wasatch Small Cap Growth Fund®	WAAEX	WIAEX
Wasatch Small Cap Value Fund®	WMCVX	WICVX
Wasatch Ultra Growth Fund®	WAMCX	WGMCX
Wasatch U.S. Select FundTM	WAUSX	WGUSX
Wasatch-Hoisington U.S. Treasury Fund®	WHOSX	-

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (the “SAI”) for Investor Class and Institutional Class shares dated January 31, 2023. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

Effective immediately, the first two paragraphs and the Trustee table in the section “Management Information” in the section entitled “Management of the Trust” beginning on page 51 of the SAI are hereby deleted in its entirety and replaced with the following:

The business affairs of Wasatch Funds are overseen by its Board of Trustees. The Board consists of five Independent Trustees. Each of the Independent Trustees will serve until their successors are qualified, appointed or elected in accordance with the Trust’s Declaration of Trust and By-Laws. All Trustees were elected by shareholders.

The Trustees and executive officers of Wasatch Funds and their principal occupations for at least the last five years are set forth below. The Advisor retains proprietary rights to the Trust name.

Name, Address and Year of Birth	Position(s) Held with Wasatch Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees during Past 5 Years
Miriam M. Allison 505 Wakara Way, 3rd Floor Salt Lake City, UT 84108 1947	Trustee	Indefinite Served as Trustee since 2010	Rancher since 2004. Chairman of UMB Fund Services, Inc. from 2001 to 2005.	20	Director, Northwestern Mutual Series Fund, Inc. (27 portfolios) from 2006 to 2021.

Name, Address and Year of Birth	Position(s) Held with Wasatch Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees during Past 5 Years
Heikki Rinne 505 Wakara Way, 3rd Floor Salt Lake City, UT 84108 1952	Trustee and Chair of the Board	Indefinite Served as Trustee since 2012	Chief Executive Officer of the Halton Group Ltd. (an indoor environmental control manufacturing and technology company), from 2002 to 2016. A Founder and Principal Owner of Sitoumus LLC (a training and consulting firm focusing on empowering organizational and individual engagement as well as general consulting), January 2017 to present.	20	Director, Halton Foundation since 2010. Director, Halton Group Ltd. from 2016 to 2020.
Kristen M. Fletcher 505 Wakara Way 3rd Floor Salt Lake City, UT 84108 1953	Trustee and Chair of the Audit Committee	Indefinite Served as Trustee since 2014	Director, Youth Sports Alliance from 2015 to 2021. Trustee, Woodlands Commercial Bank (a/k/a Lehman Brothers Commercial Bank) from 2009 to 2012. Chairman and CEO, ABN AMRO, Inc. and U.S. Country Representative, ABN AMRO Bank, NV from 2002 to 2004.	20

Director, Youth Sports Alliance from 2015 to 2021. Trustee, Woodlands Commercial Bank (a/k/a Lehman Brothers Commercial Bank) from 2009 to 2012. Director Emeritus, Utah Symphony/Utah Opera since September 2017. Director, Utah Symphony/Utah Opera from 2005 to September 2017. Director, Utah Museum of Fine Arts since 2021.

Mark Robinson 505 Wakara Way, 3rd Floor Salt Lake City, UT 84108 1958	Trustee and Chair of the Governance and Nominating Committee	Indefinite Served as Trustee since 2020	Chief Financial Officer of Truckstop.com LLC from 2016 to 2019. Chief Financial Officer of SABA Software, Inc. from 2013 to 2015.	20	Chairman of Vita Vis Nutrition, Inc. from 2014 to 2016.
Kate M. Fleming 505 Wakara Way, 3rd Floor Salt Lake City, UT 84108 1962	Trustee	Indefinite Served as Trustee since July 2023	President, Northwestern Mutual Series Fund, Inc. from 2013-2021 and Vice President from 2004-2013. President, Mason Street Advisors, LLC from 2015-2021, Vice President from 2004-2014 and Treasurer from 2008-2014 and again from 2020-2021. President since 2014, Rath Foundation (a private foundation that funds endowments at various universities).	20	Director, Rath Foundation since 2002. Director, Wisconsin Deferred Compensation Board since 2022.

1 Except upon his/her death, resignation, removal or retirement, each Trustee shall hold office until the next meeting of shareholders called for the purpose of considering the election or re-election of such Trustee or of a successor to such Trustee, and until his successor, if any, is elected, qualified and serving as a trustee. Each Independent Trustee shall retire as Trustee at the end of the calendar year in which he/she attains the age of 75 years. The Board of Trustees reserves the right to permit continued service after the mandatory retirement age for any individual Trustee in its sole discretion. The Board has approved a one-year waiver from the retirement age requirement for Ms. Allison. Ms. Allison is currently scheduled to retire at the end of the 2023 calendar year.

Effective immediately, the second sentence of the first paragraph of the section “Leadership Structure and the Board of Trustees” beginning on page 53 of the SAI is hereby deleted in its entirety and replaced with the following:

The Board is currently composed of five Independent Trustees.

Effective immediately, the third sentence of the second paragraph of the section “Board Leadership Structure” in the section “Leadership Structure and the Board of Trustees” beginning on page 53 of the SAI is hereby deleted in its entirety and replaced with the following:

Accordingly, Mr. Rinne, Mr. Robinson, Ms. Allison, Ms. Fletcher and Ms. Fleming are each members of the Audit Committee with Ms. Fletcher serving as Chair.

Effective immediately, the third sentence of the third paragraph of the section “Board Leadership Structure” in the section “Leadership Structure and the Board of Trustees” beginning on page 53 of the SAI is hereby deleted in its entirety and replaced with the following:

Accordingly, Mr. Rinne, Mr. Robinson, Ms. Allison, Ms. Fletcher and Ms. Fleming are each members of the Governance Committee with Mr. Robinson serving as Chair.

Effective immediately, the disclosure in the section “Information about Each Trustee’s Qualification, Experience, Attributes or Skills” in the section “Leadership Structure and the Board of Trustees” beginning on page 55 of the SAI is hereby deleted in its entirety and replaced with the following:

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite attributes and skills. In addition to the information provided in the table above, listed below for each Trustee is additional information concerning the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI that each current Trustee should serve as a trustee. References to the qualifications, attributes and skills of trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Miriam M. Allison. Ms. Allison has served as a Trustee of the Trust since February 2010 and Chairperson of the Trust from January 2020 to December 2022. Ms. Allison’s experience, skills and education qualify her to serve as a Trustee of the Trust. Ms. Allison, an Independent Trustee of the Trust, has 30 years of experience in investment and financial management and in management of investment companies, businesses providing financial, accounting and other services to investment companies and serving on the board of investment companies. In 1990, Ms. Allison founded Sunstone Financial Group (“Sunstone”), a private company and mutual fund administrator, fund accountant and transfer agent, and served as its Chief Executive Officer and Chairperson of the Board. In 2001, UMB Financial Corporation, a public company, acquired Sunstone, and renamed it UMB Fund Services, and Ms. Allison remained with the company as Chief Executive Officer until 2003 and Chairperson of the Board until 2005. Prior to founding Sunstone, Ms. Allison spent 5 years (from 1985 to 1990) as the business manager of Firstar Trust Company (“Firstar”), a registered investment adviser, and was responsible for overseeing the operations of the investment company for which Firstar served as investment advisor. In addition, from 1971 to 1985, Ms. Allison served as portfolio manager and financial planner of First Wisconsin Trust Company analyzing potential investments and financial and estate objectives of trust clients. Ms. Allison has served as a Director for the Board of Northwestern Mutual Fund Series, Inc. (representing 27 portfolios) from 2006 to 2021, has served as Lead Independent Director since February 2014 to 2021 and served as Chair of its Audit Committee from 2009 to February 2014. Ms. Allison received her Bachelor’s Degree in Economics from the University of Wisconsin Madison in 1971.

Heikki Rinne, Ph.D. Dr. Rinne has served as an Independent Trustee of the Trust since October 1, 2012 and Chairperson of the Trust since January 1, 2023. Dr. Rinne’s experience, skills and education qualify him to serve as a Trustee of the Trust. From 2002 to 2016, Dr. Rinne served as the Chief Executive Officer of Halton Group, an indoor environmental control manufacturing and technology company, with multiple business areas, and operating in 32 countries. Halton Group is headquartered in Finland, with regional headquarters in the USA and Malaysia. Dr. Rinne first served on the Board of Halton Group from 1995 to 2001 and returned to serve on the Board beginning January 2016 to 2020, was President of Halton Systems Division from 1995 to 1997, and was an independent consultant to Halton Group from 1982 to 1995. Additionally, Dr. Rinne served as the Dean of the College of Business at the California State University, Chico, from 1999 to 2001, a Professor of Business and the Head of the Consumer Sciences department at Purdue University from 1997 to 1999, and a Professor of Business at Brigham Young University from 1984 to 1995. Dr. Rinne also served on the Board of Touchfon International from

1991 to 2009, and Infosto Group from 1993 to 2009. Dr. Rinne received his Bachelor of Science in business from Brigham Young University in 1975, his Master of Business Administration from the University of Oregon in 1976, and his doctorate in Business Administration and Marketing from Purdue University in 1981.

Kristen M. Fletcher. Ms. Fletcher has served as an Independent Trustee of the Trust since October 1, 2014. Ms. Fletcher’s experience, skills and education qualify her to serve as a Trustee of the Trust. Ms. Fletcher, an Independent Trustee of the Trust, has over 35 years of experience in commercial and investment banking, and over five years of service on private and non-profit Boards of Directors. Since 2021, Ms. Fletcher has served as a Director of the Utah Museum of Fine Arts. Since 2017, Ms. Fletcher is an Emeritus member of the Utah Symphony/Utah Opera Board of Directors. From 2015 to 2021, Ms. Fletcher served on the Board of Trustees of the Youth Sports Alliance, a non-profit organization supporting winter sports activities, while promoting good sportsmanship and healthy lifestyles through participation, education and competition. From 2005 to 2017, Ms. Fletcher served on the Board of Directors of the Utah Symphony/Utah Opera and on the Governance, Finance and Strategic Planning Committees. From 2009 to 2012, Ms. Fletcher served as a Trustee of Woodlands Commercial Bank a.k.a. Lehman Brothers Commercial Bank, where she also served as Chairman of its Finance Committee, and a member of its Audit Committee and its Special Committee of independent Board members formed to negotiate settlement terms with the Lehman Brothers bankruptcy estate. From 2002 to 2004, Ms. Fletcher served as the Chairman and CEO of ABN AMRO, Inc., ABN AMRO Bank’s U.S. broker-dealer, and was the head of ABN AMRO North America Wholesale Client Services, which was accountable for regulatory relationships and local implementation of ABN AMRO strategy related to large corporate and institutional clients. From 2000 to 2004, Ms. Fletcher served as Corporate Managing Director/Executive Vice President for the Global Trade & Advisory Group of ABN AMRO Bank, NV, in Amsterdam, Netherlands. From 1993 to 1999, Ms. Fletcher served as Senior Vice President of the North American Trade Group of ABN AMRO Bank NV, where she was the Head of Structured Trade Finance, and subsequently all trade finance, for ABN AMRO North America, including LaSalle Bank. Prior to her tenure at ABN AMRO, Ms. Fletcher served in various capacities at First Interstate Bank, Ltd./Standard Chartered Bank, Export-Import Bank of the U.S., and Wells Fargo Bank. Ms. Fletcher received her Bachelor of Arts in Government from Hamilton College (Kirkland College) in 1975, and her Master of Science in Accounting from Georgetown University in 1984. Ms. Fletcher also served as an intern to the United States Senate in 1974 and to the United States Chamber of Commerce in 1976.

Mark Robinson. Mr. Robinson has served as an Independent Trustee of the Trust since April 2020. Mr. Robinson’s experience, skills and education qualify him to serve as a Trustee of the Trust. Mr. Robinson, an Independent Trustee of the Trust, has over 20 years of leadership experience in cloud, software, hardware, professional services, manufacturing, transportation, consumer goods and medical device industries. From 2016 to 2019, Mr. Robinson served as Chief Financial Officer of Truckstop.com LLC, a freight transportation cloud solution provider, where he drove strategy and planning to shift the company to a SaaS recurring revenue managed company, and closing the majority of the sale of the company in April 2019. Prior to his tenure at Truckstop.com, Mr. Robinson served as Chief Financial Officer from 2013 to 2015 and helped restructure and turn around SABA Software, Inc., a NASDAQ traded multinational talent management cloud solutions company, which sold itself to a private venture capital group in April 2015. From 2008 to 2013, Mr. Robinson served as Chief Financial Officer for Calypso Technology, Inc., a multinational Fintech software and professional services company, and Discus Dental, a multinational medical device and consumer goods manufacturing company. From 2005 through 2007, Mr. Robinson served as the Chief Financial Officer of Q Comm International, a publicly traded point-of-sale distribution and activation company. From 1983 to 2004, Mr. Robinson served as Chief Financial Officer, Controller, and held other finance and business develop positions at Silicon Valley technology and communications companies. In addition, Mr. Robinson was Chairman of the Board of Directors of Vita Vis Nutrition, Inc. from 2014 to 2016 and served a Director of Clickguard in 2001 and 2002. Mr. Robinson earned his Bachelors of Science, Finance and Marketing, from the University of Utah in 1983, and his Master of Business Administration from the University of Utah in 1988.

Kate M. Fleming. Ms. Fleming has served as an Independent Trustee of the Trust since July 2023. Ms. Fleming’s experience, skills and education qualify her to serve as a Trustee of the Trust. Ms. Fleming, an Independent Trustee of the Trust, has over 34 years of experience in financial services, investment management and related legal and regulatory sectors. Ms. Fleming has 23 years of management, business, and legal experience at The Northwestern Mutual Life Insurance Company (“Northwestern”), where she served as President and Board member of the company’s wholly owned subsidiary investment adviser, Mason Street Advisors, LLC (“MSA”) from 2015-2021, as Vice President from 2004-2014 and as Treasurer for a number of years. She also served as President of the Northwestern Mutual Series Fund (“Northwestern Funds”) from 2013-2021 and as Vice-President from 2004-2013, and was an Assistant General Counsel to Northwestern from 1998-2003. During her tenure with the Northwestern Funds and MSA, Ms. Fleming gained broad experience with the regulatory, compliance and legal matters involved with operating investment companies and investment advisers through her various leadership roles including, among other things, overseeing the selection and monitoring of sub-advisers and other service providers, helping to design a risk management program for the fund complex, serving on the pricing committee for the Northwestern Funds, functioning as the Chief Financial Officer of MSA and serving as the business liaison between MSA and Northwestern and the Board of Directors of the Northwestern Funds. Prior to her time at Northwestern, Ms. Fleming was a partner at Michael Best & Friedrich, where her practice focused on, among other things, corporate finance, corporate governance, investment advisers and investment companies. In 2022, Ms. Fleming was appointed by the Governor of the State of Wisconsin to serve as a Director on the Wisconsin Deferred Compensation Board, which has oversight over the Wisconsin state employees deferred compensation program. Ms. Fleming has also served as a Director (since 2002) and the President (since 2014) of the Rath Foundation, a private foundation funding full-ride scholarships through endowments at several universities across the country. Ms. Fleming received her Juris Doctorate from the University of Wisconsin-Madison in 1987 and her Bachelor of Science in Behavioral Science and Law from the University of Wisconsin-Madison in 1984.